Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income	$ (124,254)	$ 92,117	$ (318,602)
Adjustments to reconcile net income to net cash provided by (used in) continuing operating activities:
Net (loss) income from discontinued operations	245,725	(7,267)	312,768
Depreciation and amortization	60,945	70,217	89,341
Stock-based employee compensation	36,295	32,975	48,958
Loss (gain) on disposal of property, plant and equipment	4,003	(3,823)	(660)
Loss on goodwill and intangible impairment			27,766
Allowance for uncollectible accounts	5,864	2,013	2,582
Deferred income taxes	(112,471)	(5,274)	(62,500)
Undistributed earnings and gains from unconsolidated affiliates	(51,957)	(46,765)	(54,918)
Distributions of income from unconsolidated affiliates	50,302	53,313	52,909
Contributions to defined benefit pension plans	(153,993)	(37,100)	(38,327)
Gain on pension curtailment and settlements	(5,802)
Excess tax benefits (costs) from stockbased compensation	3,918	(6,980)	7,628
Changes in assets and liabilities, net of businesses acquired:
Receivables and unbilled revenue	183,766	(5,799)	(83,897)
Prepaid expenses and other	(13,324)	(9,271)	(4,936)
Accounts payable and accrued subcontractor costs	(80,068)	6,685	6,164
Billings in excess of revenue	(32,788)	(1,518)	(150,106)
Accrued payroll and employee related liabilities	(49,654)	50,851	(34,945)
Other accrued liabilities	(13,490)	35,388	37,970
Current income taxes	(1,475)	9,880	(16,238)
Long-term employee related liabilities and other	(2,526)	21,691	32,663
Net cash (used in) provided by operating activities from continuing operations	(50,984)	251,333	(146,380)
Net cash (used in) provided by operating activities from discontinued operations	(194,531)	(148,178)	213,308
Net cash (used in) provided by operating activities	(245,515)	103,155	66,928
Cash flows from investing activities:
Capital expenditures	(98,899)	(26,825)	(74,863)
Acquisition related payments	(18,004)		(87,607)
Investments in unconsolidated affiliates	(15,797)	(30,392)	(16,477)
Distributions of capital from unconsolidated affiliates	17,496	31,420	14,280
Proceeds from sale of operating assets	3,067	40,952	1,875
Other investing activities			864
Net cash (used in) provided by investing activities from continuing operations	(112,137)	15,155	(161,928)
Net cash used in investing activities from discontinued operations	(169)	(6,598)
Net cash (used in) provided by investing activities	(112,306)	8,557	(161,928)
Cash flows from financing activities:
Borrowings on long-term debt	2,342,358	2,350,385	1,882,655
Payments on long-term debt	(2,148,633)	(2,561,919)	(1,760,670)
Repurchases and retirements of common stock	(104,814)	(96,301)	(164,343)
Proceeds from issuance of preferred stock	99,800	191,677
Payments related to net settlement of stock based compensation	(4,117)	(4,840)	(6,502)
Net distributions to noncontrolling interests for continuing operations	(6,526)	(3,732)	(6,289)
Net cash provided by (used in) financing activities	178,068	(124,730)	(55,149)
Net cash provided by financing activities from discontinued operations	98,164	82,354
Net cash provided by (used in) financing activities	276,232	(42,376)	(55,149)
Effect of exchange rate changes on cash	15,597	(3,792)	(12,635)
(Decrease) increase in cash and cash equivalents	(65,992)	65,544	(162,784)
Cash and cash equivalents from continuing operations, beginning of period	148,979	117,089	228,239
Cash and cash equivalents from discontinued operations, beginning of period	48,042	14,388	66,022
Cash and cash equivalents, beginning of period	197,021	131,477	294,261
Cash and cash equivalents from continuing operations, end of period	121,365	148,979	117,089
Cash and cash equivalents from discontinued operations, end of period	9,664	48,042	14,388
Cash and cash equivalents, end of period	131,029	197,021	131,477
Supplemental disclosures:
Cash paid for interest	15,279	14,375	15,169
Cash paid for income taxes	$ 10,890	$ 24,391	$ 30,070